Other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Other assets
Property, plant and equipment	£ 4,351	£ 4,602
Deferred tax (Note 7)	1,412	1,740
Assets of disposal groups	1,404	195
Prepayments	435	392
Accrued income	317	378
Interests in associates	404	1,410
Pension schemes in net surplus (Note 5)	520	392
Tax recoverable	37	27
Other assets	925	1,127
Total other assets	9,805	10,263	£ 10,263
Alawwal Bank
Other assets
Interests in associates	1,179	0
Business Growth Fund
Other assets
Interests in associates	£ 387	£ 316